Accruals and Other Payables (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Accruals and Other Payables [Abstract]
Revenue recognized	$ 6,641,275	$ 853,272		$ 1,120,595